Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 5.5%
Hensoldt AG(a)	57,899	$4,594,013
MTU Aero Engines AG	49,065	20,075,315
Rheinmetall AG	41,937	71,728,589
		96,397,917
Air Freight & Logistics — 2.6%
Deutsche Post AG, Registered	875,113	45,544,678
Automobile Components — 0.4%
Continental AG	100,277	7,464,727
Automobiles — 4.0%
Bayerische Motoren Werke AG	255,752	26,141,175
Mercedes-Benz Group AG	658,310	44,455,598
		70,596,773
Banks — 1.5%
Commerzbank AG(a)	667,333	26,185,022
Capital Markets — 6.0%
Deutsche Bank AG, Registered	1,687,158	59,819,594
Deutsche Boerse AG	171,653	45,882,832
		105,702,426
Chemicals — 3.9%
BASF SE	813,602	42,430,478
Covestro AG, NVS(b)	163,672	11,758,059
Evonik Industries AG	234,233	3,604,988
Symrise AG, Class A	121,036	10,018,749
		67,812,274
Construction & Engineering — 0.3%
HOCHTIEF AG	14,469	5,121,919
Construction Materials — 1.8%
Heidelberg Materials AG	121,992	31,325,080
Diversified Telecommunication Services — 6.2%
Deutsche Telekom AG, Registered	3,357,215	108,262,719
Electrical Equipment — 5.4%
Siemens Energy AG(b)	708,318	94,845,338
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	56,707	5,552,430
Health Care Equipment & Supplies — 0.9%
Siemens Healthineers AG(c)	308,467	15,342,339
Health Care Providers & Services — 1.7%
Fresenius Medical Care AG	200,592	9,587,963
Fresenius SE & Co. KGaA	385,076	21,153,457
		30,741,420
Hotels, Restaurants & Leisure — 0.2%
Delivery Hero SE, Class A(b)(c)	177,360	4,135,208
Household Products — 0.4%
Henkel AG & Co. KGaA	94,732	7,111,523
Independent Power and Renewable Electricity Producers — 1.7%
RWE AG	576,349	29,272,967
Industrial Conglomerates — 10.5%
Siemens AG, Registered	692,794	183,731,409
Insurance — 14.3%
Allianz SE, Registered	352,019	151,951,007
Hannover Rueck SE	54,969	16,527,231
Security	Shares	Value
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	119,094	$75,055,241
Talanx AG(b)	58,788	7,639,002
		251,172,481
Interactive Media & Services — 0.4%
Scout24 SE(c)	68,370	6,993,015
Life Sciences Tools & Services — 0.5%
QIAGEN NV	197,408	9,423,166
Machinery — 2.2%
Daimler Truck Holding AG	433,109	18,333,495
GEA Group AG	133,558	9,049,595
Knorr-Bremse AG	66,579	7,062,485
Rational AG	4,653	3,478,462
		37,924,037
Multi-Utilities — 2.1%
E.ON SE	2,046,562	36,453,861
Passenger Airlines — 0.3%
Deutsche Lufthansa AG, Registered	549,423	5,275,899
Personal Care Products — 0.5%
Beiersdorf AG	88,452	9,511,763
Pharmaceuticals — 2.7%
Bayer AG, Registered	895,538	31,682,951
Merck KGaA	117,815	15,879,615
		47,562,566
Real Estate Management & Development — 1.5%
LEG Immobilien SE	68,822	5,170,498
Vonovia SE	689,838	20,883,570
		26,054,068
Semiconductors & Semiconductor Equipment — 2.9%
Infineon Technologies AG	1,190,432	50,254,481
Software — 13.5%
Nemetschek SE	52,641	5,882,986
SAP SE	951,888	229,795,238
		235,678,224
Specialty Retail — 0.3%
Zalando SE(b)(c)	204,517	5,509,299
Textiles, Apparel & Luxury Goods — 1.7%
adidas AG	155,881	29,034,177
Trading Companies & Distributors — 0.4%
Brenntag SE	111,753	6,406,365
Total Common Stocks — 96.6% (Cost: $1,880,796,132)		1,692,399,571
Preferred Stocks
Automobiles — 2.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	49,821	4,701,456
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(c)	103,803	5,397,905
Porsche Automobil Holding SE, Preference Shares, NVS	139,569	6,019,031
Volkswagen AG, Preference Shares, NVS	187,970	21,488,034
		37,606,426

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Germany ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 0.7%
Henkel AG & Co. KGaA, Preference Shares, NVS	146,164	$11,789,240
Life Sciences Tools & Services — 0.4%
Sartorius AG, Preference Shares, NVS	23,890	6,967,821
Total Preferred Stocks — 3.2% (Cost: $87,663,634)		56,363,487
Total Long-Term Investments — 99.8% (Cost: $1,968,459,766)		1,748,763,058
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.11%(d)(e)(f)	16,348,841	16,357,015
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(d)(e)	630,000	630,000
Total Short-Term Securities — 1.0% (Cost: $16,987,001)		16,987,015
Total Investments — 100.8% (Cost: $1,985,446,767)		1,765,750,073
Liabilities in Excess of Other Assets — (0.8)%		(14,322,115)
Net Assets — 100.0%		$1,751,427,958

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,727,254	$13,630,126 (a)	$—	$(314)	$(51)	$16,357,015	16,348,841	$6,723 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000,000	—	(370,000)(a)	—	—	630,000	630,000	6,045	—
				$(314)	$(51)	$16,987,015		$12,768	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	20	12/19/25	$13,843	$74,001

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Germany ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,692,399,571	$—	$1,692,399,571
Preferred Stocks	—	56,363,487	—	56,363,487
Short-Term Securities
Money Market Funds	16,987,015	—	—	16,987,015
	$16,987,015	$1,748,763,058	$—	$1,765,750,073
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$74,001	$—	$74,001

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares